INCOME TAXES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Contingency [Line Items]
Unrecognized tax benefits reversed	¥ 0		¥ 0	¥ 7,420
Statute of limitation period	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group’s tax filings.
Cumulative temporary differences of investments in foreign subsidiaries	¥ 0		0
Unrecognized deferred tax liabilities	¥ 0		¥ 0
Entitlement Of Income Tax Refund, Description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination	2016
Net operating losses expiration year	2021
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination	2020
Net operating losses expiration year	2025
VIE [Member]
Income Tax Contingency [Line Items]
Net operating losses	¥ 492,220	$ 75,436
Multi Group [Member]
Income Tax Contingency [Line Items]
Net operating losses	¥ 31,636	$ 4,848